PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
3. PROPERTY AND EQUIPMENT, NET

	June 30, 2014	December 31, 2013

Cost
Furniture, fixtures and equipment	$96,012	$71,691
Leasehold improvements	139,738	139,672
Computer trading and clearing system	629,833	629,435
Sub-total	865,583	840,798
Less: accumulated depreciation	(150,534)	(63,878)
Property and equipment, net	$715,049	$776,920

Depreciation expense was $55,122 and $86,561 for the three and six months ended June 30, 2014. Depreciation expense was $3,607 for both three and six months ended June 30, 2013.

3. PROPERTY AND EQUIPMENT, NET

	December 31, 2013	December 31, 2012

Cost
Furniture, fixtures and equipment	$71,691	-
Leasehold improvements	139,672	-
Computer trading and clearing system	629,435	-
Sub-total	840,798	-
Less: accumulated depreciation	(63,878)	-
Property and equipment, net	776,920	-

Depreciation expense for the year ended December 31, 2013, and the period from September 17 (inception) to December 31, 2012 amounted $63,878 and $0, respectively.